CAPITALIZED SOFTWARE DEVELOPMENT COSTS, NET (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Movement in Capitalized Computer Software, Net [Roll Forward]
Capitalized Computer Software, Amortization	$ 4,929	$ 5,439	$ 4,926